Shareholder Report, Holdings (Details)	May 31, 2026
C000129662 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000129662 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000129662 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000129662 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129662 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000129662 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129662 | Top10HoldingT. Rowe Price Emerging Markets Bond FundBNY-87281D801
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129662 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000129662 | Top10HoldingT. Rowe Price High Yield FundBNY-741481709
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129662 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129662 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000129662 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000129662 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000129662 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000129662 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129663 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000129663 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000129663 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000129663 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129663 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000129663 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129663 | Top10HoldingT. Rowe Price Emerging Markets Bond FundBNY-87281D801
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129663 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000129663 | Top10HoldingT. Rowe Price High Yield FundBNY-741481709
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129663 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129663 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000129663 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000129663 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000129663 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000129663 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169042 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000169042 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000169042 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000169042 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169042 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169042 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169042 | Top10HoldingT. Rowe Price Emerging Markets Bond FundBNY-87281D801
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169042 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169042 | Top10HoldingT. Rowe Price High Yield FundBNY-741481709
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169042 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169042 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000169042 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000169042 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000169042 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000169042 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.30%